Accrued Expenses and Other Payables (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities And Other Liabilities [Abstract]
Accrued salaries and benefits		$ 690	$ 581
Accrued professional fees		171	88
Advance received from customers		173	584
Others		466	152
Accrued expenses and other payables	[1]	$ 1,500	$ 1,405

[1]	Certain comparative amounts have been reclassified to conform with the current period’s presentation and disclosure.